Variable Interest Entities - Schedule of assets and liabilities of Hilli LLC and Gimi MS -Balance Sheet (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Balance sheet
Current assets	$ 1,413,504	$ 739,866
Current liabilities	(555,340)	(841,524)
VIE debt | Golar Gimi
Balance sheet
Current assets	242,722	139,911
Non-current assets	1,643,366	1,795,646
Current liabilities	(112,743)	(186,149)
Non-current liabilities	$ (1,146,546)	$ (602,819)